NATIONWIDE MUTUAL FUNDS
Nationwide Geneva Mid Cap Growth Fund

Supplement dated February 16, 2017
to the Summary Prospectus dated March 1, 2016

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, all references to, and information regarding, Michelle Picard in the Summary Prospectus are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE